Acquisitions - Summary of Business Acquisitions (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 05, 2021	Jun. 30, 2021	Dec. 31, 2020
Ours Technology [Member]
Business Acquisition [Line Items]
Cash		$ 16,107
Stock Consideration		24,105
Assumed liabilities related to third-party expenses		609
Total	$ 40,821	$ 40,821
Blackmore Sensors And Analytics Inc [Member]
Business Acquisition [Line Items]
Cash			$ 25,569
Stock Consideration			47,143
Assumed liabilities related to third-party expenses			2,000
Total			$ 74,712